Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2011
Registrant Name	dei_EntityRegistrantName	Wall Street EWM Funds Trust
Central Index Key	dei_EntityCentralIndexKey	0001517695
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr. 30, 2012
Evercore Wealth Management Macro Opportunity Fund (Prospectus Summary) | Evercore Wealth Management Macro Opportunity Fund | Evercore Wealth Management Macro Opportunity Fund - Investor Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EWMOX
Evercore Wealth Management Macro Opportunity Fund (Prospectus Summary) | Evercore Wealth Management Macro Opportunity Fund | Evercore Wealth Management Macro Opportunity Fund - Institutional Class Shares

Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EWMIX